Leases (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Leases
Schedule of Assets and Liabilities Related to Operating Lease

The consolidated balance sheet allocation of assets and liabilities related to operating and finance leases is as follows:

	Condensed Consolidated Balance Sheet Caption	March 31, 2023 (unaudited)	June 30, 2022
Assets:
Operating lease assets	Operating lease right-of-use assets	$106,386	$164,288
Total lease assets		$106,386	$164,288
Liabilities:
Current:
Operating lease liabilities	Operating lease liability –- current	$99,188	$364,269

Long-term:
Operating lease liabilities	Operating lease liability –- non-current	18,073	669,286
Total lease liabilities		$117,261	$1,033,555

	Consolidated Balance Sheet Caption	June 30, 2022	June 30, 2021
Assets:
Operating lease assets	Operating lease right-of-use assets	$164,288	$1,272,920
Finance lease assets	Equipment, net	-	114,540
Total lease assets		$164,288	$1,387,460
Liabilities:
Current:
Operating lease liabilities	Operating lease liability – current	$364,269	$414,215

Finance lease liabilities	Current portion of notes payable and other long-term debt	-	50,702

Long-term:
Operating lease liabilities	Operating lease liability – non-current	669,286	878,809

Finance lease liabilities	Notes payable and other long-term debt	-	63,161

Total lease liabilities		$1,033,555	$1,406,887

Schedule of Weighted Average Remaining Lease Terms and Discount Rates

Weighted average remaining lease terms and discount rates follow:

	March 31, 2023	June 30, 2022
Weighted Average Remaining Lease Term (Years):
Operating leases	1.50	3.87

Weighted Average Discount Rate:
Operating leases	8.00%	8.00%

Weighted average remaining lease terms and discount rates follow:

	June 30, 2022	June 30, 2021
Weighted Average Remaining Lease Term (Years):
Operating leases	3.87	4.11
Finance leases	-	2.50

Weighted Average Discount Rate:
Operating leases	8.00%	6.82%
Finance leases	-%	8.00%

Schedule of Future Minimum Lease Payments

The future minimum lease payments at March 31, 2023 follows:

Operating Lease
Remainder of fiscal 2023	$24,094
Fiscal 2024	100,126
Total lease payments	124,220
Less: imputed interest	(6,959)
Present value of lease liabilities	$117,261

The future minimum lease payments at June 30, 2022 follow:

Operating Lease
Fiscal 2023	$364,269
Fiscal 2024	311,362
Fiscal 2025	221,167
Fiscal 2026	227,802
Fiscal 2027	57,368
Thereafter	-
Total lease payments	1,181,968
Less: imputed interest	(148,413)
Present value of lease liabilities	$1,033,555